Events After the Reporting Period	9 Months Ended
Apr. 30, 2022
Events After the Reporting Period

16. Events After the Reporting Period

a)	Share buy-back program

From May 1, 2022 and through to June 13, 2022, the Company repurchased and cancelled an additional 18,542 publicly traded warrants for $46,490 (net of commissions) with a fair value of $18,913.

b)	Stock option grants

On May 20, 2022, the Company issued 31,000 options with an exercise price of $4.71 and expire on May 20, 2027. The options vest in eight equal instalments every 90 days, with the first instalment vesting immediately. 20,000 options were issued to the Company’s CFO.